SASCO 2007-BC4
Credit Risk Management Report
July 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2007-BC4
Executive Summary
July 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): America's Servicing Company, Aurora Loan Services, Chase Home
Finance, Colonial Savings, Countrywide, Home Loan Services,
HomEq, Midwest Loan Services, Ocwen Loan Servicing, LLC,
PHH Mortgage Services, Select Portfolio Servicing, Inc., Wells
Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,614 94.37%
Collateral Balance $1,311,380,749 $1,237,017,165 94.32%
Closing Date
As of 7/25/2008
7/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
Collateral Statistics
Early Payment Defaults* 59 $17,425,691
First Payment Defaults 13 $3,311,016
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
7/25/2008 $543,653 10
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
7/25/2008 $112,382 $112,382 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
6/25/2008 $1,257,138,958 $10,234,091 0.81
5/25/2008 $1,264,880,976 $6,884,452 0.54
7/25/2008 $1,245,078,125 $6,673,010 0.53
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 7/25/2008
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: June 30, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $175,000 or 57 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation that indicates that fraud was present on the original appraisal. According to the value reconciliation, the original appraisal was not done according to standards, comparables outside the subject's immediate area were used, closer comparables were ommitted from the appraisal, and the square footage and estimated value were left off. Clayton requested a copy of the original appraisal and the most recent valuation in order to further research the possiblity of fraud.
8/1/2008 Clayton continues to await the property valuations to investigate possible origination fraud. Clayton will provide an update when available.
Default Reason: (Unknown)
76.35% 12/1/2008 $224,867 36FFFRR
Researching
BPO $310,000
$135,000
$294,500
$294,490
95%
0% 01/24/2008
9918286
1
10/1/2007
CA
643
10/1/2007
1
4/2/2008
This loan has been added to the Watchlist because of the value decline and delinquency status. As of the 3/25/2008 distribution this loan is in foreclosure status. The property securing this loan has declined $260,000 or 38 percent since origination. Clayton has requested the valuation documents from the servicer to determine the reason for the value decline and await a response.
6/2/2008
Clayton received the value reconciliation which indicates that the value was misrepresented on the original appraisal. The value reconciliation states that the value on the original appraisal appears inflated and pre-determined. Clayton requested the original appraisal and the most recent BPO from the servicer in order to further research the possible fraud.
8/1/2008 Clayton continues to await the property valuations from the servicer to investigate possible fraud. Clayton will provide an update when available.
Default Reason: (Unknown)
47.98% 11/1/2008 $309,952 36FFFRR
Researching
BPO $680,000
$490,000
$646,000
$646,000
95%
0% 04/08/2008
9917935
1
10/1/2007
AZ
641
9/1/2007
2
7/2/2008
This loan liquidated during the 6/25/2008 distribution with an active prepayment penalty flag. However, no PPP was remitted to the trust. Clayton has asked the servicer regarding the PPP and we currently await a response.
8/1/2008 Clayton continues to await a response from the servicer regarding the PPP.
Default Reason: (Unknown)
36.45% 5/31/2008 $81,657 CCCCC00
Researching
Internal Estimate $270,000
$201,469
$224,000
$0
83%
0% 12/31/2006
9918009
1
3/1/2008
MD
636
9/1/2007
1
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: June 30, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
* The estimated loss/severity includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
8/1/2008
This loan liquidated in the 7/25/2008 distribution with an active three year PPP flag. However, Clayton has no indication that a PPP was remitted to the trust. Clayton has asked the servicer to detail the reasons why the PPP was not remitted and we currently await a response.
Default Reason: (Unknown)
41.69% 6/29/2008 $41,692 CCCCCC0
Researching
Internal Estimate $125,000
$100,987
$100,000
$0
80%
0% 12/31/2006
9919131
1
6/1/2008
MI
661
8/1/2004
2
2/29/2008
As of the 2/25/2008 distribution this loan is in foreclosure status. This property is located in California which has a four month foreclosure timeline. At origination on 4/24/2007 the property securing this loan was valued at $450,000. A BPO dated 12/20/2007 valued this property at $220,000, representing a $230,000 or 51 percent decline in value. We have asked the servicer for the value reconciliation and we await a response. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies.
4/2/2008 Clayton continues to await the documents from the servicer.
5/28/2008
The servicer forwarded a BPO that was performed on 3/13/2008 and valued the property at $232,500. The valuation indicates that the decline in value of the property can be attributed to the cooling market conditions. Clayton can find no evidence to support submitting this loan for repurchase at this time.
7/2/2008
This loan is in the fifth month of a four month state foreclosure time line and Clayton has no indication that a foreclosure sale has been scheduled. Clayton will monitor this loan to ensure the foreclosure sale is scheduled in a timely manner.
8/1/2008 Clayton has no indication that the foreclosure sale has been scheduled. Clayton will monitor this loan to ensure the servicer sets the foreclosure in a timely manner.
Default Reason: (Unknown)
45.49% 1/1/2009 $184,242 6FFFFFF
Researching
BPO $450,000
$333,000
$405,000
$404,683
90%
0% 04/17/2008
9915347
1
9/1/2007
CA
629
7/1/2007
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Est.
Severity
MI Type
Est. Liq.
Date
Coverage
Est. Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: July 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00% 100.00% 100.00% 96.30% 94.74%
46.81% 48.89% 41.46% 48.78% 41.94% 47.37%
22 22 17 20 26 18
0 0 0 1 0 0
22 22 17 19 26 18
0 0 0 0 1 1
0 0 0 0 0 0
22 22 17 19 27 19
0 0 0 0 0 0
0 0 0 0 0 0
1 0 1 2 1 1
0 0 1 1 1 2
0 0 0 0 1 1
1 2 2 5 7 3
24 24 21 27 37 26
47 45 41 41 62 38
$0
$0
$0
$0
$0
$0
$165,181 $124,244 $114,841 $116,119 $138,976 $112,382
$165,181 $124,244 $114,841 $116,119 $138,976 $112,382
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
2/25/2008 3/25/2008 4/25/2008 5/25/2008 6/25/2008 7/25/2008 Trustee Remittance Date
Trustee Remittance Date: July 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
9916580 VA CCCCCCC 6/14/2007 3 06/14/2010 $132,577 $4,453 3%
9916964 FL CCCCCC0 6/25/2007 3 06/25/2010 $121,815 $4,860 4%
9915198 AR CCCCCC0 5/29/2007 3 05/29/2010 $95,934 $1,535 2%
9915616 FL CCCCCC0 5/11/2007 3 05/11/2010 $176,294 $5,570 3%
9915725 TN CCCCCC0 5/22/2007 3 05/22/2010 $102,347 $3,510 3%
9917129 ID CCCCCC0 6/29/2007 3 06/29/2010 $231,658 $7,427 3%
9918396 MD CCCCCC0 8/7/2007 3 08/07/2010 $183,997 $6,238 3%
9918338 TN CCCCCC0 8/10/2007 3 08/10/2010 $162,374 $7,047 4%
9917718 CA CCCC336 7/26/2007 3 07/26/2010 $310,663 $8,738 3%
9917971 DC CCCCCC0 7/24/2007 3 07/24/2010 $228,457 $8,313 4%
9917893 MD CCCCCC0 7/26/2007 3 07/26/2010 $297,500 $9,461 3%
9918331 WI CCCCCC0 8/10/2007 3 08/10/2010 $128,770 $4,649 4%
9916969 AZ 6FFFFF0 6/21/2007 1 06/21/2008 $214,067 $0 0 % Liquidated out of foreclosure status
9917331 NV CC36FF0 7/12/2007 3 07/12/2010 $279,000 $0 0 % Liquidated out of foreclosure status
9918001 AZ 6FFFFR0 7/20/2007 3 07/20/2010 $215,091 $0 0 % Liquidated out of REO status
9915218 MD CCCCCC0 5/9/2007 3 05/09/2010 $229,714 $8,680 4%
9914368 MI C369990 1/26/2007 2 01/26/2009 $110,135 $0 0 % Liquidated through charge off
9919131 MI CCCCCC0 6/17/2004 3 06/17/2007 $96,109 $0 0 % Awaiting servicer's response
9919438 MN CCCCCCC 9/21/2006 3 09/21/2009 $293,186 $977 0%
9914782 MI CCCCCCC 3/30/2007 3 03/30/2010 $229,008 $2,291 1%
9916333 WA CCCCCCC 5/30/2007 2 05/30/2009 $259,138 $8,966 3%
9915637 MD CCCCCCC 4/25/2007 2 04/25/2009 $363,935 $11,935 3%
9916047 WA CCCCCC0 5/15/2007 2 05/15/2009 $205,781 $7,735 4%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
SASCO 2007-BC4 Outstanding Issues
Trustee Remittance Date: July 25, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
9919131 MI CCCCCC0 6/17/2004 3 06/17/2007 $96,109 $0 $0 0 % Awaiting servicer's response
9918009 MD CCCCC00 7/26/2007 3 07/26/2010 $223,525 $0 $0 0 % Awaiting servicer's response
Loan Number
State
Delinquency
History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
Cur. Funds
Remitted
Total PPP
Remitted
% of PPP to
Payoff
Amount
Comment
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: June 30, 2008
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/25/2008 $0.00 0.00%
3/25/2008 $17.75 0.00%
2/25/2008 $77,872.61 0.01%
5/25/2008 $392,132.76 0.03%
4/25/2008 $125,244.61 0.01%
7/25/2008 $543,652.62 0.04%
6/25/2008 $534,376.75 0.04%
Totals: $1,673,297.10 0.13%
Date Loan Loss Amount Loss Percentage
* The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
Trustee Remittance Date: July 25, 2008
SASCO 2007-BC4 Loss Reconciliation Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$100,736 9918635 $121,713 9918001 $120,640 9917331
$79,596 9916969 $16 9916474 $116,202 9914368
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Loan-Level Loss Report
Loan-Level Loss Report Total:
$538,903
Subsequent Losses
$1,263 9919143 $2,405 9918700 $1,550 9914544
Loss
Loan Number
Loss
Loan Number
Loss
Loan Number
Monthly Security Loss:
$543,653
Losses Remitted: $543,653
Difference: $0
Loan-Level Losses: $538,903
Subsequent Losses: $5,217
Subsequent Gains: ($468)
7/25/2008 $543,653
Remittance Statement
Summary
Subsequent Losses Total:
$5,217
Subsequent Gains Total:
($468)
($468) 9917856
Loss
Loan Number
Subsequent Gains
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 High Loan-Level Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
(Unknown) Default Reason:
CC36FF0 12/1/2007 $279,000
Low $260,000
$310,000
12/19/2007
BPO
90%
7/12/2007
634
NV
Cash Out Refinance
1 Family 1
9917331
$120,640.38
43.24 % Short Sale/Refinance
8/1/2008
The property securing this loan liquidated through a short sale. Net sale proceeds totaled $174,570 and a loss of $120,640 (43 percent loss severity) was passed to the trust in the
7/25/2008 distribution. During the six month delinquency of this loan, the servicer advanced interest in the amount of $15,543. This loan had a total unpaid principal balance of
$279,000 at liquidation. Since origination, the value of the property securing the loan has decreased $50,000, or 16 percent.
(Unknown) Default Reason:
6FFFFR0 9/1/2007 $215,900
Low $139,900
$254,000
05/15/2008
List Price
85%
7/20/2007
607
AZ
Cash Out Refinance
1 Family 1
9918001
$121,713.47
56.37 % REO Sale
8/1/2008
This loan liquidated through an REO sale on 6/15/2008. Net sale proceeds totaled $119,088 and a loss of $121,713 (56 percent loss severity) was passed to the trust in the 7/25/2008 distribution. This loan had an unpaid principal balance of $215,830, and was delinquent for nine month, which included being in foreclosure for four months and REO status for one month. During the delinquency of this loan, the servicer advanced interest in the amount of $19,620. Since origination, the value of the property declined $114,100 or 45 percent. The value decline can be attributed to market conditions. Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
6FFRRR0 9/1/2007 $130,050
Low $69,500
$153,000
04/15/2008
List Price
85%
8/13/2007
634
GA
Rate/Term Refinance
1 Family 1
9918635
$100,736.28
77.46 % REO Sale
8/1/2008
This loan liquidated through an REO sale on 6/15/2008. Net sale proceeds totaled $43,155 and a loss of $100,736 (77 percent loss severity) was passed to the trust in the 7/25/2008 distribution. This loan had an unpaid principal balance of $130,050, and was delinquent for nine months, which included being in foreclosure for two months and REO status for three months. During the delinquency of this loan, the servicer advanced interest in the amount of $10,057. Since origination, the value of the property declined $83,500 or 55 percent. Clayton does not expect any further proceeds to reduce this loss.
(Unknown) Default Reason:
C369990 11/1/2007 $111,350
Full $8,500
$131,000
03/19/2008
BPO
85%
1/26/2007
522
MI
Cash Out Refinance
2 Family 1
9914368
$116,201.53
104.36 % Charge Off
8/1/2008
This loan was charged off in the 7/25/2008 distribution passing a loss totaling $116,202 to the trust. The loan had a UPB of $110,759 and the servicer advanced $5,653 in interest to the trust during the time this loan was delinquent. A recent BPO valued this property at $8,500. The value decline can be attributed to market conditions as this property is located in Wayne County, Michigan. The charge off is within the servicer's threshold.
Lien
Prop. Type
State
Orig. Date
Valuation
Orig. Value
LIPD
Actual Loss
Liquidation Date
Loan Number
Pos
Loan Type
FICO
OLTV
Valuation Date
Current Value Orig. Balance Doc. Level Loss Severity Liquidation Method
Delinquency
Losses Through: June 30, 2008
SASCO 2007-BC4 Loss Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
$286,000
$254,000
$233,000
9918001
AZ 7/20/2007 85% $215,900 $121,713.47 56.37%
$310,000
9917331
NV 7/12/2007 90% $279,000 $120,640.38 43.24%
9918635
GA 8/13/2007 85% $130,050 $100,736.28 77.46%
$153,000
9916969
AZ 6/21/2007 75% $214,500 $79,596.22 37.11%
9916474
MD 6/11/2007 56% $130,000 $15.50 0.01%
$131,000
9914368
MI 1/26/2007 85% $111,350 $116,201.53 104.36%
Monthly Total:
$538,903.38 49.86%
July 25, 2008
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
610 Current 0.063
610 Delinquent 0.057
600 Paid Off 0.050
600 Current 0.061
600 Delinquent 0.052
610 Paid Off 0.072
570 Paid Off 0.041
580 Current 0.042
570 Delinquent 0.041
570 Current 0.040
590 Delinquent 0.048
590 Paid Off 0.053
590 Current 0.046
580 Delinquent 0.047
580 Paid Off 0.044
470 Current 0.004
470 Delinquent 0.019
460 Paid Off 0.003
460 Current 0.002
460 Delinquent 0.011
490 Delinquent 0.019
490 Paid Off 0.003
490 Current 0.007
480 Current 0.005
480 Delinquent 0.015
430 Current 0.000
430 Delinquent 0.002
420 Delinquent 0.001
560 Paid Off 0.047
420 Current 0.000
450 Delinquent 0.010
450 Paid Off 0.003
450 Current 0.026
440 Delinquent 0.002
440 Paid Off 0.003
540 Delinquent 0.051
540 Paid Off 0.028
540 Current 0.033
530 Delinquent 0.037
530 Paid Off 0.041
560 Current 0.040
560 Delinquent 0.053
550 Paid Off 0.066
550 Current 0.040
550 Delinquent 0.059
510 Current 0.040
510 Delinquent 0.057
500 Paid Off 0.025
500 Current 0.015
500 Delinquent 0.033
520 Paid Off 0.047
530 Current 0.041
520 Delinquent 0.063
510 Paid Off 0.059
520 Current 0.036
FICO Delinquency Percentage
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 FICO Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
730 Current 0.005
720 Paid Off 0.009
720 Delinquent 0.006
740 Current 0.004
730 Paid Off 0.009
730 Delinquent 0.002
710 Current 0.008
700 Paid Off 0.013
700 Delinquent 0.006
720 Current 0.005
710 Paid Off 0.009
710 Delinquent 0.005
740 Delinquent 0.001
790 Delinquent 0.001
790 Current 0.001
780 Current 0.002
810 Current 0.000
800 Current 0.001
790 Paid Off 0.003
760 Current 0.002
750 Delinquent 0.002
750 Current 0.002
770 Delinquent 0.001
770 Current 0.002
760 Delinquent 0.001
640 Paid Off 0.063
640 Delinquent 0.058
640 Current 0.076
650 Paid Off 0.028
650 Delinquent 0.040
650 Current 0.055
620 Paid Off 0.053
620 Delinquent 0.056
620 Current 0.070
630 Paid Off 0.063
630 Delinquent 0.051
630 Current 0.074
660 Current 0.044
690 Current 0.022
680 Paid Off 0.034
680 Delinquent 0.023
700 Current 0.013
690 Paid Off 0.031
690 Delinquent 0.017
670 Current 0.036
660 Paid Off 0.056
660 Delinquent 0.035
680 Current 0.033
670 Paid Off 0.041
670 Delinquent 0.021
Delinquent 1,238 579 66.806
Paid Off 321 594 76.539
Current 4,389 598 67.873
Total: 5,948
Status # of Loans Average Std. Deviation
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Loan-to-Value Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
0.7 Paid Off 0.169
0.7 Delinquent 0.135
0.8 Current 0.239
0.6 Paid Off 0.131
0.6 Delinquent 0.058
0.7 Current 0.157
0.8 Delinquent 0.283
0.9 Delinquent 0.326
1.0 Paid Off 0.166
1.0 Delinquent 0.161
0.8 Paid Off 0.213
0.9 Paid Off 0.231
0.9 Current 0.285
1.0 Current 0.165
0.2 Current 0.003
0.3 Delinquent 0.002
0.3 Current 0.008
0.6 Current 0.082
0.1 Current 0.001
0.2 Delinquent 0.001
0.3 Paid Off 0.013
0.5 Delinquent 0.030
0.5 Paid Off 0.056
0.5 Current 0.041
0.4 Delinquent 0.005
0.4 Current 0.019
0.4 Paid Off 0.025
LTV Delinquency Percentage
Paid Off 321 0.768 0.160
Current 4,389 0.792 0.149
Delinquent 1,238 0.816 0.124
Total: 5,948
Status # of Loans Average Std. Deviation
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
280000 Delinquent 0.027
290000 Current 0.018
280000 Current 0.019
270000 Current 0.020
270000 Delinquent 0.024
290000 Delinquent 0.012
300000 Current 0.017
230000 Delinquent 0.032
240000 Current 0.033
230000 Current 0.028
220000 Delinquent 0.030
260000 Current 0.023
260000 Delinquent 0.027
250000 Delinquent 0.026
240000 Delinquent 0.028
250000 Current 0.031
80000 Delinquent 0.025
90000 Current 0.023
80000 Current 0.031
70000 Current 0.026
70000 Delinquent 0.019
110000 Current 0.041
110000 Delinquent 0.039
100000 Delinquent 0.032
90000 Delinquent 0.023
100000 Current 0.040
30000 Delinquent 0.004
40000 Current 0.006
30000 Current 0.003
220000 Current 0.037
20000 Current 0.001
60000 Current 0.017
60000 Delinquent 0.014
50000 Delinquent 0.011
40000 Delinquent 0.006
50000 Current 0.012
180000 Delinquent 0.042
190000 Current 0.031
180000 Current 0.037
170000 Current 0.041
170000 Delinquent 0.041
210000 Current 0.037
210000 Delinquent 0.031
200000 Delinquent 0.028
190000 Delinquent 0.027
200000 Current 0.040
130000 Delinquent 0.038
140000 Current 0.037
130000 Current 0.042
120000 Current 0.041
120000 Delinquent 0.036
160000 Current 0.040
160000 Delinquent 0.041
150000 Delinquent 0.022
140000 Delinquent 0.035
150000 Current 0.046
Balance Delinquency Percentage
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
520000 Current 0.002
520000 Delinquent 0.004
510000 Current 0.003
510000 Delinquent 0.002
540000 Current 0.002
540000 Delinquent 0.002
530000 Current 0.002
530000 Delinquent 0.005
480000 Current 0.003
480000 Delinquent 0.003
470000 Current 0.005
470000 Delinquent 0.006
500000 Current 0.004
500000 Delinquent 0.005
490000 Current 0.003
490000 Delinquent 0.005
550000 Current 0.002
560000 Delinquent 0.004
570000 Current 0.002
550000 Delinquent 0.003
560000 Current 0.001
570000 Delinquent 0.002
580000 Current 0.001
350000 Current 0.011
350000 Delinquent 0.016
340000 Current 0.009
340000 Delinquent 0.020
370000 Current 0.011
370000 Delinquent 0.006
360000 Current 0.010
360000 Delinquent 0.014
310000 Current 0.018
310000 Delinquent 0.019
460000 Delinquent 0.006
300000 Delinquent 0.024
330000 Current 0.011
330000 Delinquent 0.022
320000 Current 0.014
320000 Delinquent 0.021
380000 Current 0.007
430000 Delinquent 0.008
440000 Current 0.007
420000 Delinquent 0.006
430000 Current 0.005
450000 Delinquent 0.010
460000 Current 0.005
440000 Delinquent 0.003
450000 Current 0.004
390000 Delinquent 0.008
400000 Current 0.006
380000 Delinquent 0.008
390000 Current 0.005
410000 Delinquent 0.002
420000 Current 0.007
400000 Delinquent 0.011
410000 Current 0.006
Balance Delinquency Percentage
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
840000 Current 0.000
830000 Delinquent 0.002
830000 Current 0.000
870000 Current 0.000
850000 Current 0.000
840000 Delinquent 0.002
820000 Delinquent 0.001
790000 Delinquent 0.001
790000 Current 0.000
780000 Current 0.000
820000 Current 0.000
810000 Delinquent 0.001
800000 Current 0.000
880000 Current 0.000
1060000 Current 0.000
1020000 Delinquent 0.001
1000000 Current 0.000
1180000 Current 0.000
1150000 Current 0.000
1100000 Current 0.000
970000 Current 0.000
920000 Current 0.000
900000 Current 0.000
890000 Current 0.000
950000 Current 0.000
940000 Delinquent 0.001
940000 Current 0.000
1500000 Delinquent 0.001
640000 Current 0.001
630000 Current 0.001
620000 Current 0.001
650000 Delinquent 0.002
650000 Current 0.000
640000 Delinquent 0.003
610000 Current 0.001
590000 Current 0.001
580000 Delinquent 0.003
760000 Current 0.000
600000 Delinquent 0.002
600000 Current 0.001
590000 Delinquent 0.005
660000 Current 0.000
710000 Delinquent 0.002
710000 Current 0.000
700000 Delinquent 0.002
750000 Delinquent 0.001
750000 Current 0.000
720000 Delinquent 0.001
700000 Current 0.001
680000 Current 0.000
670000 Current 0.001
660000 Delinquent 0.002
690000 Delinquent 0.002
690000 Current 0.001
680000 Delinquent 0.002
Balance Delinquency Percentage
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Balance Distribution by Status
2008 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 1,238 240,294.31 146,158.88
Current 4,389 214,904.24 127,002.79
Total: 5,627
Status # of Loans Average Std. Deviation
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Mortgage Type Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.944
Primary Home Current 0.915
Second Home Paid Off 0.003
Second Home Delinquent 0.007
Second Home Current 0.007
Investment Home Delinquent 0.092
Primary Home Delinquent 0.901
Investment Home Current 0.078
Investment Home Paid Off 0.056
Mortgage Type Delinquency Percentage
Fixed 5,682 1,194,417,404.48 210,210.74 135,717.06
ARM 266 46,281,641.23 173,991.13 169,529.02
Total: 5,948 1,240,699,045.71
Mortgage Type Loan Count Total Balance Avg. Balance Std. Deviation
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Mortgage Term Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
240 Current 0.003
240 Paid Off 0.006
180 Current 0.007
360 Current 0.985
360 Delinquent 0.985
240 Delinquent 0.004
360 Paid Off 0.997
0 Current 0.004
0 Current 0.000
180 Delinquent 0.006
120 Current 0.000
0 Delinquent 0.005
0 Current 0.000
Mortgage Term Delinquency Percentage
5,948 26 1 40 21 0 5,860
# of Loans Other 120 180 240 300 360
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Mortgage Purpose Distribution
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Other 3 0.1%
Total 5,949 100.0%
Home Improvement 1 0.0%
Origination Statistics
Rate/term refinance 468 7.9%
Purpose Number Percentage
Cash-out refinance 4,215 70.9%
Purchase 1,262 21.2%
Other 1 0.0%
Total 4,389 100.0%
Home Improvement 1 0.0%
Current Loans
Rate/term refinance 350 8.0%
Purpose Number Percentage
Cash-out refinance 3,135 71.4%
Purchase 902 20.6%
Other 0 0.0%
Total 1,238 100.0%
Home Improvement 0 0.0%
Delinquent Loans
Rate/term refinance 99 8.0%
Purpose Number Percentage
Cash-out refinance 842 68.0%
Purchase 297 24.0%
Other 2 0.6%
Total 321 100.0%
Home Improvement 0 0.0%
Paid Off Loans
Rate/term refinance 19 5.9%
Purpose Number Percentage
Cash-out refinance 237 73.8%
Purchase 63 19.6%
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Ownership Distribution by Status
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home Paid Off 0.94
Primary Home Delinquent 0.90
Second Home Delinquent 0.01
Second Home Current 0.01
Second Home Paid Off 0.00
Investment Home Current 0.08
Primary Home Current 0.92
Investment Home Paid Off 0.06
Investment Home Delinquent 0.09
Ownership Type Delinquency Percentage
Second Home 42
Investment Home 474
Primary Home 5,432
Total: 5,948
Title # of Loans
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Delinquent Balance Over Time
2008 Clayton Fixed Income Services Inc. All rights reserved.
3/31/2008 74,945,102.95 33,224,823.72 13,763,640.38 77,832,579.00 1,531,522.72
4/30/2008 81,543,420.94 35,561,205.77 12,733,197.10 92,672,683.14 3,798,488.62
5/31/2008 87,222,419.69 40,330,314.97 17,106,799.46 106,598,936.79 10,158,553.99
6/30/2008 85,020,961.69 38,641,157.58 25,991,267.51 131,882,020.84 15,948,943.93
2/29/2008 76,039,116.67 29,313,156.88 8,646,831.15 56,087,406.34 816,590.73
12/31/2007 74,383,200.18 33,930,875.01 2,073,578.00 2,626,775.66 0.00
1/31/2008 78,925,369.71 35,323,786.97 6,138,463.30 29,483,186.99 0.00
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Delinquent Count Over Time
Copyright 2008 Clayton Fixed Income Services Inc. All rights reserved.
6/30/2008 381 166 111 515 65
4/30/2008 374 159 58 339 21
5/31/2008 393 164 78 410 42
2/29/2008 340 124 38 222 5
3/31/2008 340 136 64 296 10
12/31/2007 349 152 6 11 0
1/31/2008 357 155 22 117 0
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Conditional Prepayment Rates
2008 Clayton Fixed Income Services Inc. All rights reserved.
1/31/2008 2/25/2008 10.69%
3/31/2008 4/25/2008 7.19% 8.40%
2/29/2008 3/25/2008 7.27%
4/30/2008 5/25/2008 6.69% 7.05%
6/30/2008 7/25/2008 7.07% 8.12% 8.26%
5/31/2008 6/25/2008 10.52% 8.15%
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
Mortgage Data Through: June 30, 2008
SASCO 2007-BC4 Historical SDA Performance
2008 Clayton Fixed Income Services Inc. All rights reserved.
12/31/2007 7.67
$0
0.00% 0.00% 0.15% 0%
2/29/2008 9.64
$816,591
0.06% 0.76% 0.19% 393%
1/31/2008 8.65
$0
0.00% 0.00% 0.17% 0%
4/30/2008 11.61
$2,843,145
0.23% 2.68% 0.23% 1,158%
3/31/2008 10.66
$417,095
0.03% 0.39% 0.21% 183%
6/30/2008 13.62
$4,940,610
0.40% 4.64% 0.27% 1,698%
5/31/2008 12.58
$6,520,512
0.52% 6.08% 0.25% 2,419%
Averages: $10.63
$2,219,708
0.18% 2.08% 0.21% 836%
Date
Weighted
Average Age
Default Amt
Monthly
Default Rate CDR (F-R)
SDA Curve SDA %

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics